Supplemental Cash Flow Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Income tax refunds	$ 1	$ 3	$ 8		$ 58	$ 64
Cash paid for acquired businesses, cash acquired			2		4	10
Income taxes paid, net of refunds	29	19	482	[1]	37	43
Sun Gard's HE Business | Segment, Discontinued Operations
Schedule of Cash Flow, Supplemental [Line Items]
Income taxes paid, net of refunds			$ 400

[1]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.